Other income (expenses) - Schedule of Other Nonoperating Income by Component (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Other Income, Nonoperating [Abstract]
Government grants	¥ 31,531	$ 4,571	¥ 20,879	¥ 10,346
Impairment for long-term investments	(6,726)	(975)	(25,370)	(39,181)
Impairment for loan receivables	(705)	(102)	(528)	(4,500)
Income from ADR profit-sharing program	2,207	320	2,111	2,257
Others	11	2	0	264
Total	¥ 26,318	$ 3,816	¥ (2,908)	¥ (30,814)